WASATCH FUNDS TRUST

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX

(each, a “Fund”, collectively, the “Funds”)

Supplement dated January 5, 2024 to each Fund’s

Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should retain this Supplement, the Prospectus, each Summary Prospectus and the Statement of Additional Information for future reference. Additional copies of the Prospectus, each Summary Prospectus and the Statement of Additional Information may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective January 31, 2024, the section entitled “Portfolio Management-Portfolio Managers” in the “Summary” section of the Prospectus and Summary Prospectus for the Wasatch Core Growth Fund is hereby replaced in its entirety with the following:

Paul Lambert Lead Portfolio Manager Since January 31, 2024	Mike Valentine Lead Portfolio Manager Since January 31, 2024	JB Taylor Portfolio Manager Since 2000

Effective January 31, 2024, the section entitled “Portfolio Management-Portfolio Managers” in the “Summary” section of the Prospectus and Summary Prospectus for the Wasatch Global Opportunities Fund is hereby replaced in its entirety with the following:

Ajay Krishnan, CFA Lead Portfolio Manager Since 2012	Paul Lambert Lead Portfolio Manager Since January 31, 2024	Ryan Snow Portfolio Manager Since January 31, 2024	Ken Applegate, CFA, CMT Portfolio Manager Since 2019
JB Taylor Portfolio Manager Since 2011

Effective January 31, 2024, the section entitled “Portfolio Management-Portfolio Managers” in the “Summary” section of the Prospectus and Summary Prospectus for the Wasatch Micro Cap Value Fund is hereby replaced in its entirety with the following:

Brian Bythrow, CFA Lead Portfolio Manager Since 2003	Thomas Bradley Portfolio Manager Since January 31, 2024

Effective January 31, 2024, the section entitled “Portfolio Management-Portfolio Managers” in the “Summary” section of the Prospectus and Summary Prospectus for the Wasatch Small Cap Growth Fund is hereby replaced in its entirety with the following:

Ryan Snow Lead Portfolio Manager Since January 31, 2024	Ken Korngiebel, CFA Lead Portfolio Manager Since January 31, 2024	JB Taylor Portfolio Manager Since 2016

Effective January 31, 2024, the section entitled “Portfolio Management-Portfolio Managers” in the “Summary” section of the Prospectus and Summary Prospectus for the Wasatch Small Cap Value Fund is hereby replaced in its entirety with the following:

Austin Bone Lead Portfolio Manager Since January 31, 2024	Jim Larkins Portfolio Manager Since 1999

Effective January 31, 2024, Ryan Snow is hereby added to the portfolio managers listed for Global Opportunities Fund in the table for the portfolio managers in the section entitled “Management-Portfolio Managers” beginning on page 202 of the Prospectus.

Effective January 31, 2024, the biographies for the portfolio managers listed below in the section entitled “Management-Portfolio Managers” beginning on page 203 of the Prospectus are hereby replaced in their entirety with the following:

JB Taylor is the Chief Executive Officer of the Advisor and joined the Advisor in 1996. Mr. Taylor is a portfolio manager for the Small Cap Growth Fund, the Core Growth Fund, and the Global Opportunities Fund. He was a lead portfolio manager for the Core Growth Fund from 2000 to 2024, the Global Opportunities Fund from 2011 to 2024, and the Small Cap Growth Fund from 2016 to 2024. Mr. Taylor began working on the Core Growth Fund as a senior analyst in 1999 and became a portfolio manager for the Small Cap Growth Fund in 2013. He holds a Bachelor of Science in Industrial Engineering from Stanford University.

Ken Applegate, CFA, CMT has been the lead portfolio manager for the International Growth Fund since 2019. He became a portfolio manager for the Fund in 2016. Mr. Applegate joined the Advisor in 2014 as a portfolio manager for the international team. He has been a lead portfolio manager for the International Select Fund since October 2019, a portfolio manager for the Global Select Fund since October 2019, and a portfolio manager for the Global Opportunities Fund since 2019. Mr. Applegate’s career began in 1994 in London, where he served as a financial analyst and later as a co-manager of a foreign-exchange hedge portfolio for Refco. In 1996, he moved to the U.S. where he spent 11 years specializing in small-cap investing for RCM and then Berkeley Capital Management. Later, he returned to his native New Zealand to join Fisher Funds as a senior portfolio manager, and was integral in launching and managing the firm’s international small-cap funds. In 2012, he moved back to the U.S. to launch the Pacific View Asset Management international small-cap strategy. Mr. Applegate completed his Bachelor of Management studies at the University of Waikato in New Zealand.

Austin Bone has been the lead portfolio manager for the Small Cap Value Fund since January 31, 2024. He became a portfolio manager for the Fund in 2022, after serving as an associate portfolio manager for the Fund since 2020. Mr. Bone has also been a portfolio manager for the U.S. Select Fund since its inception. He joined the Advisor in 2016 as an analyst on the U.S. small-cap research team. Prior to joining the Advisor, Mr. Bone was an equity research analyst for Goldman Sachs from 2013 to 2016, covering the technology supply chain and semiconductor industries. Mr. Bone earned a Bachelor of Science in Business Management, with an emphasis on finance, from the Marriott School of Business at Brigham Young University.

Thomas Bradley has been a portfolio manager for the Micro Cap Value Fund since January 31, 2024. He became an associate portfolio manager for the Fund in 2022. Mr. Bradley joined the Advisor in 2014 as an analyst on the U.S. small-cap research team. Prior to joining the Advisor, he worked as a lab technician at the University of Utah Medical School, conducting scientific research on iron metabolism. He earned a Bachelor of Arts in Japanese Language and Literature from the University of Utah.

Ken Korngiebel, CFA has been the lead portfolio manager for the Micro Cap Fund since July 2017 and the Small Cap Growth Fund since January 31, 2024. He became a portfolio manager for the Small Cap Growth Fund in 2017, and was a portfolio manager for the Global Select Fund from October 2019 to 2021. Mr. Korngiebel joined the Advisor in 2015, providing additional research support and leadership for the entire U.S. small-cap equity team. During his multi-decade investment career, he has covered small-, mid- and large-cap growth stocks across all sectors. Prior to joining the Advisor, Mr. Korngiebel was a founder, partner and lead portfolio manager at Montibus Capital Management, a business backed by Stifel Financial Corp. At Montibus, he led a team of five investment professionals from 2006 to 2015, managing the firm’s small-, and SMID-cap growth portfolios totaling $1 billion in assets. From 1996 to 2006, he was a senior managing director and lead portfolio manager at Columbia Management Company, where he rebuilt a six-person investment team, implemented a new philosophy and process, and managed small-, SMID- and mid-cap growth portfolios totaling $2.6 billion in assets. Mr. Korngiebel holds a Master of Business Administration from the Wharton School of the University of Pennsylvania, and a Bachelor of Arts in Economics and Spanish from Stanford University.

Ajay Krishnan, CFA has been the lead portfolio manager for the Emerging Markets Select Fund since its inception in 2012. Mr. Krishnan has also been a lead portfolio manager for the Emerging India Fund since 2011, the Emerging Markets Small Cap Fund since 2019 and the Global Opportunities Fund since 2012. He served as a portfolio manager for the Wasatch World Innovators Fund from 2000 through January 2007 and for the Ultra Growth Fund from 2000 through January 2013. Mr. Krishnan joined the Advisor in 1994. He holds a Master of Business Administration from Utah State University and a Bachelor of Science in Physics with a minor in Mathematics from Bombay University.

Paul Lambert has been a lead portfolio manager for the Global Opportunities Fund since January 31, 2024, and was a portfolio manager of the Fund since 2019. Mr. Lambert has also been a portfolio manager for the U.S. Select Fund since its inception, the Global Select Fund since October 2019, and the Core Growth Fund since 2005. He served as a lead portfolio manager for the Ultra Growth Fund from 2012 through 2014. Mr. Lambert began working on the Core Growth Fund as a senior analyst in 2003. He joined the Advisor in 2000. From 1999 until joining the Advisor, he worked for Fidelity Investments. Mr. Lambert holds a Bachelor of Science in Finance from the University of Utah.

Jim Larkins is a portfolio manager for the Small Cap Value Fund and was the lead portfolio manager for the Fund from 1999 to 2024. He began working as an analyst on the Fund at its launch in 1997. Mr. Larkins joined the Advisor in 1995. He holds a Master of Business Administration and a Bachelor of Arts in Economics from Brigham Young University.

Ryan Snow has been a lead portfolio manager for the Small Cap Growth Fund since January 31, 2024, and has been a portfolio manager for the Fund since 2017. Mr. Snow has also been a portfolio manager for the Global Opportunities Fund since January 31, 2024. He was a lead portfolio manager for the Wasatch Heritage Growth Fund from its inception in 2004 until 2014. Mr. Snow joined the Advisor as a research analyst in 2000. He holds a Bachelor of Science in Finance from the University of Utah.

Mike Valentine has been a lead portfolio manager for the Core Growth Fund since January 31, 2024. He became a portfolio manager for the Fund in 2017. Mr. Valentine has also been a portfolio manager for the U.S. Select Fund since its inception, and the Global Select Fund since October 2019. He joined the Advisor in September 2016 as a portfolio manager on the domestic research team. Prior to joining the Advisor, Mr. Valentine was a portfolio manager at Point72 in Boston, where he led a team of analysts and managed a long/short fund focused on the technology and telecom sectors. From 2005 to 2012, he worked at Fidelity Investments as an analyst and then a portfolio manager covering various industries and sectors ranging from agricultural chemicals to health care. Mr. Valentine holds a Bachelor of Arts degree in Computer Science from Amherst College.

Effective January 31, 2024, the section entitled “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interests” beginning on page 75 of the Statement of Additional Information is hereby supplemented with the following:

Accounts Managed by Portfolio Managers*1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]

Portfolio Manager	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)

Wasatch Global Investors

Ken Applegate	4	670,289,639	2	603,247,018	15	2,838,368,825

Austin Bone	2	1,451,601,474	-	-	47	1,324,049,348

Thomas Bradley	2	366,340,316	-	-	6	280,184,545

Brian Bythrow	2	366,340,316	-	-	6	280,184,545

Ken Korngiebel	2	2,916,812,500	1	15,697,399	47	1,377,225,907

Ajay Krishnan	4	1,651,000,945	6	3,106,654,052	21	3,840,678,607

Paul Lambert	5	4,234,974,172	3	1,054,012,668	69	3,893,630,096

Jim Larkins	1	1,429,150,093	-	-	47	1,324,049,348

Ryan Snow	2	2,503,514,779	3	618,944,417	55	3,123,231,976

JB Taylor	4	6,485,876,176	4	1,069,710,068	114	5,267,940,460

Mike Valentine	4	4,021,192,006	1	450,765,651	59	2,144,708,483

*Information in table is as of December 31, 2023.

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees

Portfolio Manager	Number of Accounts	Assets Managed ($)

Wasatch Global Investors

Ken Applegate	4	677,616,216

Austin Bone	1	528,838,832

Thomas Bradley	-	-

Brian Bythrow	-	-

Ken Korngiebel	-	-

Ajay Krishnan	6	1,225,295,225

Paul Lambert	8	814,175,743

Jim Larkins	1	528,838,832

Ryan Snow	3	335,749,783

JB Taylor	8	814,175,743

Mike Valentine	5	478,425,960

Effective January 31, 2024, the section entitled “Portfolio Managers-Portfolio Managers Fund Ownership” beginning on page 80 of the Statement of Additional Information is hereby supplemented with the following:

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund[1]

Ken Applegate	Global Opportunities Fund	$100,001-$500,000

Austin Bone	Small Cap Value Fund	$500,001-$1,000,000

Thomas Bradley	Micro Cap Value Fund	$100,001-$500,000

Brian Bythrow	Micro Cap Value Fund	Over $1,000,000

Ken Korngiebel	Small Cap Growth Fund	$500,001-$1,000,000

Ajay Krishnan	Global Opportunities Fund	Over $1,000,000

Paul Lambert	Core Growth Fund Global Opportunities Fund	Over $1,000,000 Over $1,000,000

Jim Larkins	Small Cap Value Fund	Over $1,000,000

Ryan Snow	Global Opportunities Fund Small Cap Growth Fund	Over $1,000,000 Over $1,000,000

JB Taylor	Core Growth Fund Global Opportunities Fund Small Cap Growth Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000

Mike Valentine	Core Growth Fund	Over $1,000,000

1Information in table is as of December 31, 2023.